Other Non-Current Assets - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Investments, All Other Investments [Abstract]
Non-current assets sold without recourse	$ 66	$ 87
Non-current assets sold , cost	$ 2	$ 4